Supplemental Cash Flow Information (Details) - Schedule of income taxes paid, net of income taxes received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Taxes Paid Net Of Income Taxes Received Abstract
Income taxes paid	$ (98,787)	$ (94,290)	$ (53,842)
Income taxes received	644	48	399
Income taxes paid, net of income taxes received	$ (98,143)	$ (94,242)	$ (53,443)